ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Equity Method Investment Summarized Financial Information [Line Items]
Current assets		$ 1,387,558	$ 1,174,494
Non-current assets		206,695	186,341
Total assets		1,594,253	1,360,835
Current liabilities		422,630	327,302
Total liabilities		452,285	371,949
Net revenue		593,466	503,327	$ 570,341
Net profit		89,338	79,326	125,539
Net cash provided by (used in) operating activities		79,283	175,124	$ 100,521
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets		5,588	9,708
Non-current assets		37	183
Total assets		5,625	9,891
Current liabilities		3,230	6,919
Total liabilities		3,230	6,919
Net revenue		46	981
Cost of revenue	[1]	(2,177)	(2,147)
Net profit		2,223	3,128
Net cash provided by (used in) operating activities		$ (451)	$ 1,120

[1]	Cost of revenue is in credit side because of the reversal of warranties provision which was overprovided in previous years.